CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (3,218)	$ (3,888)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	2,062	2,255
Stock-based compensation expense	114	357
Rent expense in excess of cash paid	(44)	(17)
Rent revenue in excess of cash received	(535)	199
Amortization of deferred financing costs, debt discounts and premiums	74	75
Credit loss expense	668	1,150
Changes in operating assets and liabilities:
Accounts receivable	(1,718)	3,545
Prepaid expenses and other assets	1,692	1,152
Accounts payable and accrued expenses	2,556	(1,776)
Other liabilities	292	660
Net cash provided by operating activities	1,943	3,712
Cash flows from investing activities:
Purchase of property and equipment	(530)	(958)
Net cash used in investing activities	(530)	(958)
Cash flows from financing activities:
Payment of senior debt	(1,402)	(1,357)
Deferred financing costs		(17)
Payment of other debt	(1,153)	(1,105)
Proceeds from other debt	430
Net cash used in financing activities	(2,125)	(2,479)
Net change in cash and restricted cash	(712)	275
Cash and restricted cash, beginning	4,184	3,909
Cash and restricted cash, ending	3,472	4,184
Supplemental disclosure of cash flow information:
Cash interest paid	2,652	2,668
Supplemental disclosure of non-cash activities:
Reclassification from accounts receivable to notes receivable		312
Exchange of preferred stock Series A to Series B		18,602
Gain on extinguishment of preferred stock	0	43,395
Vendor-financed insurance	1,036	$ 1,170
Building improvements financed with note payable	$ 126